Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of Financial Assets (Liabilities) Measured at Fair Value
	Level 1	Level 2		Level 3
	U.S Dollars in thousands
June 30, 2023
Derivatives instruments	$-		$(72)	$-
Contingent consideration	-		-	(21,712)

June 30, 2022
Derivatives instruments			(437)
Contingent consideration	$-	$		$(23,121)

December 31, 2022
Derivatives instruments	$-		$(92)	$-
Contingent consideration	$-		$-	$(23,534)